Accrued Occupancy Costs - 10K (Tables)	5 Months Ended
Oct. 15, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Occupancy Costs
Below are the Company’s long term deferred rent payment obligations as of April 30, 2023 by fiscal year:

Long-term Accrued Occupancy Costs
2025	$1,800
2026	220
Total long-term accrued occupancy costs	$2,020